Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment [Line Items]
Property and equipment Cost	$ 3,668	$ 3,627
Property and equipment Accumulated depreciation	3,307	3,002
Property and equipment Depreciated cost	361	625
Laboratory equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment Cost	2,072	2,094
Property and equipment Accumulated depreciation	2,052	1,969
Computers [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment Cost	525	462
Property and equipment Accumulated depreciation	410	328
Office furniture & equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment Cost	124	124
Property and equipment Accumulated depreciation	49	40
Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment Cost	947	947
Property and equipment Accumulated depreciation	$ 796	$ 665